FINANCIAL INSTRUMENTS & RISK - Schedule of Detailed Aging Analysis (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Related party long-term payables
Financial assets	SFr 140.9	SFr 162.5
Amounts receivable, related party transactions	0.3	0.0
Financial assets	9.6	5.1
Trade receivables
Related party long-term payables
Financial assets	330.7	353.0
Financial assets	SFr 35.5	SFr 34.3
Non-current trade receivables gross - Aging %	100.00%	100.00%
Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 375.3	SFr 327.5
Aging percentage	100.00%	100.00%
Amounts receivable, related party transactions		SFr 0.2
Financial assets	SFr 35.5	34.3
Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (97.1)	SFr (31.9)
Aging percentage	100.00%	100.00%
Trade receivables - Provision %	25.90%	(9.70%)
Accrued Income
Related party long-term payables
Financial assets	SFr 52.5	SFr 57.2
Financial assets neither past due nor impaired | Current (not due) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	100.00%	100.00%
Financial assets neither past due nor impaired | Current (not due) | Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 145.7	SFr 153.8
Aging percentage	38.80%	47.00%
Financial assets	SFr 35.5	SFr 34.3
Financial assets neither past due nor impaired | Current (not due) | Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (0.7)	SFr (1.0)
Aging percentage	0.70%	3.10%
Trade receivables - Provision %	0.50%	0.60%
Financial assets past due but not impaired | 1-30 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 1-30 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 75.6	SFr 100.9
Aging percentage	20.10%	30.80%
Financial assets past due but not impaired | 1-30 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (0.4)	SFr (0.9)
Aging percentage	0.40%	2.80%
Trade receivables - Provision %	0.50%	0.90%
Financial assets past due but not impaired | 31-60 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 31-60 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 15.7	SFr 15.7
Aging percentage	4.20%	4.80%
Financial assets past due but not impaired | 31-60 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (2.9)	SFr (2.4)
Aging percentage	3.00%	7.60%
Trade receivables - Provision %	18.50%	15.40%
Financial assets past due but not impaired | 61-90 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 61-90 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 8.1	SFr 12.7
Aging percentage	2.20%	3.90%
Financial assets past due but not impaired | 61-90 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (2.5)	SFr (1.8)
Aging percentage	2.60%	5.60%
Trade receivables - Provision %	30.90%	14.20%
Financial assets past due but not impaired | 91-120 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 91-120 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 4.3	SFr 6.2
Aging percentage	1.10%	1.90%
Financial assets past due but not impaired | 91-120 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (2.5)	SFr (1.7)
Aging percentage	2.60%	5.30%
Trade receivables - Provision %	58.10%	27.30%
Financial assets past due but not impaired | 121-365 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | 121-365 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 30.4	SFr 38.2
Aging percentage	8.10%	11.70%
Financial assets past due but not impaired | 121-365 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (15.3)	SFr (24.1)
Aging percentage	15.80%	75.60%
Trade receivables - Provision %	50.30%	63.10%
Financial assets past due but not impaired | Over 365 days (overdue) | Trade receivables
Related party long-term payables
Non-current trade receivables gross - Aging %	0.00%	0.00%
Financial assets past due but not impaired | Over 365 days (overdue) | Trade receivables | Principal amount
Related party long-term payables
Financial assets	SFr 95.5	SFr 0.0
Aging percentage	25.40%	0.00%
Financial assets past due but not impaired | Over 365 days (overdue) | Trade receivables | Accumulated impairment
Related party long-term payables
Financial assets	SFr (72.8)	SFr 0.0
Aging percentage	75.00%	0.00%
Trade receivables - Provision %	76.20%	0.00%